Basic and Diluted Net Income (Loss) Per Common Share - Schedule of Potential Anti-Dilutive Securities (Details) - shares	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Total	8,831,520	7,538,377
Common Stock Warrants [Member]
Total	6,143,405	6,143,405
Common Stock Options [Member]
Total	2,353,115	1,394,972
Restricted Shares [Member]
Total	335,000